Financial assets and liabilities - Interest Rate Exposures (Details) $ in Millions	Jun. 30, 2026 CAD ($)
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Percentage of possible change in risk variable	1.00%
Interest rate risk | Top of range
Disclosure of detailed information about hedging instruments [line items]
Reasonably possible change in risk variable, gain (loss) on net earnings	$ (24)
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar gain (loss) on other comprehensive income (loss)	87
Interest rate risk | Bottom of range
Disclosure of detailed information about hedging instruments [line items]
Reasonably possible change in risk variable, gain (loss) on net earnings	12
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar gain (loss) on other comprehensive income (loss)	(83)
Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	1
Interest rate swap | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	8
M-45 MTN debentures | Interest rate swap | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Notional amount, financial instrument terminated	200
Initial net financial liabilities, at fair value	3
EO Notes | Interest rate swap | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Initial net financial liabilities, at fair value	$ 5